AMERICAN PERFORMANCE FUNDS
Supplement dated May 8, 2008
to the following Statements of Additional Information (“SAI”), each dated January 1, 2008, as amended:
Bond and Equity Funds
Money Market Funds
     AXIA Investment Management, Inc., the Funds’ investment adviser and administrator intends to change its name to “Cavanal Hill Investment Management, Inc.” effective in June 2008.
     On May 1, 2008, the Shareholders of the American Performance Funds (the “Funds”) elected two new members of the Board of Trustees of the Funds, Mr. William H. Wilson Jr. and Mr. Mark G. Johnson. Mr. Wilson and Mr. Johnson are each disinterested Trustees. Following the vote of the Shareholders, Messrs. Michael J. Hall and I. Edgar Hendrix each submitted his resignation as a Trustee of the Funds. In special meetings of the Board of Trustees held on May 1, 2008, these resignations were accepted, and the Nominations Committee, consisting of the disinterested Trustees of the Funds, nominated and the Board unanimously elected Mr. David L. Foster to serve as an additional disinterested Trustee.
     The Board of Trustees also made certain changes to the Funds’ officers and selected new Fund counsel. On May 1, 2008, the Board of Trustees of the Funds elected Mr. Barron D. Beal the President and Chief Executive Officer of the Funds and Assistant Secretary and Ms. Kristin L. Walters the Secretary of the Funds. On April 29, 2008, the Board of Trustees of the Funds elected Fred J. Schmidt Chief Compliance Officer of the Funds. On May 1, 2008, the Board of Trustees selected Frederic Dorwart, Lawyers (“FDL”) as legal counsel to the Funds. FDL is regular counsel to AXIA Investment Management Inc., the Funds’ investment adviser and administrator, BOSC, Inc., the Funds’ distributor and Bank of Oklahoma, N.A., the Funds’ custodian. Also on May 1, 2008, the disinterested trustees of the Funds selected McAfee & Taft as independent counsel to such disinterested trustees.
     Effective immediately, the following information supersedes and replaces the sections of the Statement of Additional Information (“SAI”) identified below (all other information contained in the Statement of Additional Information remains unchanged).
     The following information replaces the information contained in the section of the SAI entitled “Trustees and Officers:”
TRUSTEES AND OFFICERS
     The Funds are managed under the direction of the Board of Trustees. Subject to the provisions of the Funds’ Declaration of Trust and By-laws, and applicable provisions of Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Funds’ officers.
     The Trustees and officers of the Funds, their ages, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is One Williams Center, BOk Tower — 10 SW, Tulsa, Oklahoma 74172.

INDEPENDENT TRUSTEES

				NUMBER OF
				PORTFOLIOS
				IN FUND
	POSITION(S)	TERM OF		COMPLEX
	HELD	OFFICE AND		OVERSEEN	OTHER
	WITH THE	LENGTH OF	PRINCIPAL OCCUPATION(S)	BY	DIRECTORSHIPS
NAME AND AGE	FUNDS	TIME SERVED	DURING THE PAST 5 YEARS	TRUSTEE	HELD BY TRUSTEE*
William H. Wilson Jr Age: 49	Trustee, Chairman	Indefinite, 5/2008 — Present	Partner of Sage Partners, Keystone Exploration, and 3C Farms	9	N/A

Mark G. Johnson Age: 52	Trustee	Indefinite, 5/2008 — Present	Shareholder, Winstead PC	9	N/A

David L. Foster Age: 59	Trustee	Indefinite, 5/2008 — Present	Chief Executive Officer of The Williford Companies	9	N/A
INTERESTED TRUSTEE

NUMBER OF
PORTFOLIOS
IN FUND
	POSITION(S)	TERM OF		COMPLEX	OTHER
	HELD	OFFICE AND		OVERSEEN	DIRECTORSHIPS
	WITH THE	LENGTH OF	PRINCIPAL OCCUPATION(S)	BY	HELD BY
NAME AND AGE	FUNDS	TIME SERVED	DURING THE PAST 5 YEARS	TRUSTEE	TRUSTEE*
Steven G. Bradshaw** Age: 47	Trustee	Indefinite, 9/2007 - Present	From October 2003 to present, Senior Executive Vice President, Consumer Banking and Wealth Management, BOK Financial Corporation (“BOK Financial”); from 1995 to present, Chairman, BOSC, Inc.; from December 1999 to October 2003, Executive Vice President, Consumer Banking Manager, BOK Financial.	9	N/A

*	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

**	Mr. Bradshaw is treated by the Funds as an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) of the Funds. Mr. Bradshaw is an “interested person” because he is a Senior Executive Vice President of BOK Financial, the parent of AXIA Investment Management, and the Chairman of BOSC, Inc., the distributor of the Trust.

OFFICERS

NUMBER OF
PORTFOLIOS
	POSITION(S)	TERM OF		IN FUND	OTHER
	HELD	OFFICE AND		COMPLEX	DIRECTORSHIPS
NAME	WITH THE	LENGTH OF	PRINCIPAL OCCUPATION(S)	OVERSEEN	HELD BY
AND AGE	FUNDS	TIME SERVED	DURING THE PAST 5 YEARS	BY TRUSTEE	TRUSTEE*
Aaron Masek Age: 34	Treasurer	Indefinite, 4/08— Present	From 1997 to present, employee of Citi Fund Services Ohio, Inc.	N/A	N/A

Barron D. Beal Age: 42	President, Assistant Secretary	Indefinite, 5/2008 — Present	From November 2006 to present, Executive Vice President of Bank of Oklahoma, NA; from November 2003 to November 2006, Regional Sales Director, JP Morgan Chase; from April 2002 to November 2003, Senior Market Director, JP Morgan Chase.	N/A	N/A

Fred J. Schmidt Age: 48	Chief Compliance Officer, Anti-Money Laundering Officer and Disaster Recovery Plan Business Operations Manager	Indefinite, 4/08 — Present	From 2004 to present, employee of Citi Fund Services Ohio, Inc., CCO Services. From 2002 to 2004, President, FJS Associates.	N/A	N/A

Kristin L. Walters Age: 35	Secretary	Indefinite; 4/08 — Present	From September 2007 to present, Vice President, Director of Compliance and from November 2006 to September 2007, Assistant Vice President of AXIA Investment Management, Inc.	N/A	N/A
     For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table:

POSITIONS HELD WITH AFFILIATED PERSONS OR PRINCIPAL
NAME	UNDERWRITERS OF THE FUNDS
Steven G. Bradshaw	BOK Financial, Senior Executive Vice President, Consumer Banking and Wealth Management; BOSC, Chairman of the Board
     The following information replaces the information contained in the section of the SAI entitled “Committees of the Board of Trustees:”
COMMITTEES OF THE BOARD OF TRUSTEES
Audit Committee
     The purposes of the Audit Committee are to oversee the Trust’s accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; to consider the selection of independent registered public accountants for the Trust and the scope of the audit; and to act as a liaison between the Trust’s independent registered public accountants and the full Board of Trustees. As of and from May 1, 2008, Messrs. Foster and Johnson serve on this Committee; prior to such date Messrs. Hendrix and Hall served on this Committee. For the fiscal year ended August 31, 2007, there were three meetings of the Audit Committee.
Nominations Committee
     The purpose of the Nominations Committee is to recommend qualified candidates to the Board in the event that a position is vacated or created. As of and from May 1, 2008, Messrs. Wilson and Johnson serve on this Committee; prior to such date Messrs. Hall and Hendrix served on this Committee. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations Committee in care of the American Performance Funds. For the fiscal year ended August 31, 2007, there were no meetings of the Nominations Committee.
     The following information replaces the information contained in the section of the SAI entitled “Legal Counsel:”
Legal Counsel
     Frederic Dorwart, Lawyers, 124 E. Fourth Street, Tulsa, Oklahoma 74103 are counsel to the Funds
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.
SP-SAI-0508